Note 17 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 1,285,046	$ 1,152,618
Subordinate Non-controlling Interest Shares	7,300,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 1,068,617	$ 958,558